Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets	¥ 425,581,652	¥ 405,940,211	¥ 397,820,570
Cash and due from banks	4,366,847	4,591,186
Interest-earning deposits in other banks	86,003,138	104,706,928
Trading account assets	83,921,911	59,417,128
Investment securities	53,819,507	58,318,547
Total liabilities	404,741,595	386,690,473
Deposits	260,755,340	249,415,006
Other short-term borrowings	12,859,910	24,636,926
Long-term debt	21,884,349	21,022,407
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	24,081,764	22,488,218
Cash and due from banks	13,913	8,641
Interest-earning deposits in other banks	103,720	22,136
Trading account assets	1,498,332	1,379,227
Investment securities	2,570,969	2,478,281
Loans		16,709,249
All other assets	2,141,709	1,890,684
Total liabilities	633,914	588,974
Deposits	0	0
Other short-term borrowings	51,524	42,029
Long-term debt	395,011	370,917
All other liabilities	187,379	176,028
Consolidated VIEs | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	24,081,764
Cash and due from banks	13,913
Interest-earning deposits in other banks	103,720
Trading account assets	1,498,332
Investment securities	2,570,969
Loans	17,753,121
All other assets	2,141,709
Consolidated VIEs | Total consolidated assets before elimination
Variable Interest Entity [Line Items]
Total assets		24,730,095
Cash and due from banks		73,928
Interest-earning deposits in other banks		80,130
Trading account assets		1,459,896
Investment securities		3,027,881
Loans		18,025,453
All other assets		2,062,807
Total liabilities	25,517,967	23,879,692
Deposits	1,599,365	1,715,116
Other short-term borrowings	9,633,725	8,517,549
Long-term debt	12,512,798	12,181,891
All other liabilities	1,772,079	1,465,136
Consolidated VIEs | Total consolidated assets before elimination | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	26,737,970
Cash and due from banks	78,537
Interest-earning deposits in other banks	250,077
Trading account assets	1,862,472
Investment securities	3,050,969
Loans	19,132,257
All other assets	2,363,658
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	8,922,649	7,814,826
Cash and due from banks		57,908
Interest-earning deposits in other banks		11,001
Trading account assets		87,129
Investment securities		1,094,698
Loans		6,531,210
All other assets		32,880
Total liabilities	8,817,422	7,756,296
Deposits	0	0
Other short-term borrowings	6,938,430	5,928,518
Long-term debt	1,451,724	1,453,912
All other liabilities	427,268	373,866
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Cash and due from banks	53,316
Interest-earning deposits in other banks	75,805
Trading account assets	117,138
Investment securities	1,177,647
Loans	7,407,690
All other assets	91,053
Consolidated VIEs | Total consolidated assets before elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets		2,255,725
Cash and due from banks		8,623
Interest-earning deposits in other banks		48,396
Trading account assets		420,259
Investment securities		90,580
Loans		0
All other assets		1,687,867
Total liabilities	1,689,048	1,581,746
Deposits	0	0
Other short-term borrowings	1,672,537	1,533,915
Long-term debt	10,409	9,148
All other liabilities	6,102	38,683
Consolidated VIEs | Total consolidated assets before elimination | Investment funds | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	2,594,045
Cash and due from banks	13,852
Interest-earning deposits in other banks	126,008
Trading account assets	486,434
Investment securities	155,850
Loans	8,596
All other assets	1,803,305
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets		313,346
Cash and due from banks		0
Interest-earning deposits in other banks		14,509
Trading account assets		0
Investment securities		0
Loans		158,337
All other assets		140,500
Total liabilities	252,679	170,180
Deposits	0	0
Other short-term borrowings	2,942	0
Long-term debt	161,464	131,594
All other liabilities	88,273	38,586
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	455,483
Cash and due from banks	0
Interest-earning deposits in other banks	36,871
Trading account assets	0
Investment securities	0
Loans	154,176
All other assets	264,436
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets		377,261
Cash and due from banks		5,500
Interest-earning deposits in other banks		0
Trading account assets		203,970
Investment securities		142,283
Loans		15,000
All other assets		10,508
Total liabilities	549,130	340,464
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	259,523	222,733
All other liabilities	289,607	117,731
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	624,213
Cash and due from banks	10,610
Interest-earning deposits in other banks	0
Trading account assets	407,037
Investment securities	186,498
Loans	15,000
All other assets	5,068
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets		10,113,082
Cash and due from banks		0
Interest-earning deposits in other banks		174
Trading account assets		0
Investment securities		0
Loans		10,100,566
All other assets		12,342
Total liabilities	10,436,676	10,123,630
Deposits	0	0
Other short-term borrowings	65,272	0
Long-term debt	10,366,557	10,120,219
All other liabilities	4,847	3,411
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	10,426,490
Cash and due from banks	0
Interest-earning deposits in other banks	5,214
Trading account assets	0
Investment securities	0
Loans	10,408,497
All other assets	12,779
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets		3,618,564
Cash and due from banks		0
Interest-earning deposits in other banks		0
Trading account assets		740,514
Investment securities		1,661,663
Loans		1,216,343
All other assets		44
Total liabilities	3,469,081	3,618,686
Deposits	1,599,365	1,715,116
Other short-term borrowings	954,117	1,054,466
Long-term debt	0	0
All other liabilities	915,599	849,104
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	3,470,784
Cash and due from banks	0
Interest-earning deposits in other banks	0
Trading account assets	841,838
Investment securities	1,492,127
Loans	1,135,013
All other assets	1,806
Consolidated VIEs | Total consolidated assets before elimination | Other
Variable Interest Entity [Line Items]
Total assets		237,291
Cash and due from banks		1,897
Interest-earning deposits in other banks		6,050
Trading account assets		8,024
Investment securities		38,657
Loans		3,997
All other assets		178,666
Total liabilities	303,931	288,690
Deposits	0	0
Other short-term borrowings	427	650
Long-term debt	263,121	244,285
All other liabilities	40,383	43,755
Consolidated VIEs | Total consolidated assets before elimination | Other | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	244,306
Cash and due from banks	759
Interest-earning deposits in other banks	6,179
Trading account assets	10,025
Investment securities	38,847
Loans	3,285
All other assets	185,211
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets		(2,241,877)
Cash and due from banks		(65,287)
Interest-earning deposits in other banks		(57,994)
Trading account assets		(80,669)
Investment securities		(549,600)
Loans		(1,316,204)
All other assets		(172,123)
Total liabilities	(17,735,513)	(16,567,315)
Deposits	(274)	(651)
Other short-term borrowings	(4,862,028)	(4,084,517)
Long-term debt	(12,040,212)	(11,771,730)
All other liabilities	(832,999)	(710,417)
Consolidated VIEs | The amounts eliminated in consolidation | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets	(2,656,206)
Cash and due from banks	(64,624)
Interest-earning deposits in other banks	(146,357)
Trading account assets	(364,140)
Investment securities	(480,000)
Loans	(1,379,136)
All other assets	(221,949)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(7,148,540)	(6,723,403)
Deposits	(1,599,091)	(1,714,465)
Other short-term borrowings	(4,720,173)	(4,391,003)
Long-term debt	(77,575)	(39,244)
All other liabilities	¥ (751,701)	¥ (578,691)